TAXES ON INCOME (Carryforward Tax Losses and Credits and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ (2,476)	$ 1,217		$ 14,248
Israeli [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	116,748
Capital loss carry forwards	568,100
FederalTax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,242
R & D Credits for FederalTax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,614
State tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,235
Europe [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	41,406
Latin America [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	31,184
Latin America [Member] | Carryforward Utilization Period - 4 Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 24,139
Operating loss carryforwards utilization period	4 years
Latin America [Member] | Carryforward Utilization Period - Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 7,045

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.